Hedging derivatives - Schedule of details of hedging instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 418,294	€ 386,843	€ 392,948
Carrying amount - Assets	5,297	8,069	4,761
Carrying amount - liabilities	7,656	9,228	5,463
Changes in fair value used for calculating hedge ineffectiveness	(1,929)	364	(1,783)
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	241,792	214,473	206,957
Carrying amount - Assets	2,661	5,095	2,528
Carrying amount - liabilities	4,231	4,630	2,656
Changes in fair value used for calculating hedge ineffectiveness	(1,869)	3,351	1,079
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	225,377	190,513	176,176
Carrying amount - Assets	2,280	4,405	2,227
Carrying amount - liabilities	3,644	4,239	1,778
Changes in fair value used for calculating hedge ineffectiveness	(1,684)	2,554	591
Fair value hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	92,491	87,477	66,904
Carrying amount - Assets	1,671	2,950	1,668
Carrying amount - liabilities	2,236	3,203	920
Changes in fair value used for calculating hedge ineffectiveness	(47)	(716)	(377)
Fair value hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	122,891	88,059	97,321
Carrying amount - Assets	344	1,367	1
Carrying amount - liabilities	1,226	623	734
Changes in fair value used for calculating hedge ineffectiveness	(1,824)	3,468	714
Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	4,331	4,492	21,238
Carrying amount - Assets	15	147	7
Carrying amount - liabilities	24	25	423
Changes in fair value used for calculating hedge ineffectiveness	(98)	(9)	287
Fair value hedges | Currency risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	1,913	3,745	13,909
Carrying amount - Assets	15	147	7
Carrying amount - liabilities	24	25	423
Changes in fair value used for calculating hedge ineffectiveness	(11)	(36)	22
Fair value hedges | Currency risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	2,418	747	7,329
Carrying amount - Assets	0	0	0
Carrying amount - liabilities	0	0	0
Changes in fair value used for calculating hedge ineffectiveness	(87)	27	265
Fair value hedges | Interest Rate And Exchange Rate Risk
Disclosure of detailed information about hedged items [line items]
Notional amount	12,084	19,412	9,326
Carrying amount - Assets	366	543	294
Carrying amount - liabilities	563	366	452
Changes in fair value used for calculating hedge ineffectiveness	(87)	805	200
Fair value hedges | Interest Rate And Exchange Rate Risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	1,218	905	1,650
Carrying amount - Assets	6	4	12
Carrying amount - liabilities	82	80	9
Changes in fair value used for calculating hedge ineffectiveness	59	(79)	(7)
Fair value hedges | Interest Rate And Exchange Rate Risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	1,093
Carrying amount - Assets	3
Carrying amount - liabilities	97
Changes in fair value used for calculating hedge ineffectiveness	(39)
Fair value hedges | Interest Rate And Exchange Rate Risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount		8,679
Carrying amount - Assets		261
Carrying amount - liabilities		0
Changes in fair value used for calculating hedge ineffectiveness		922
Fair value hedges | Interest Rate And Exchange Rate Risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	9,773	9,522	7,397
Carrying amount - Assets	357	266	281
Carrying amount - liabilities	384	286	443
Changes in fair value used for calculating hedge ineffectiveness	(107)	(61)	192
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount		56	173
Carrying amount - Assets		0	0
Carrying amount - liabilities		0	2
Changes in fair value used for calculating hedge ineffectiveness		1	1
Fair value hedges | Credit risk | Credit default swaps
Disclosure of detailed information about hedged items [line items]
Notional amount		56
Carrying amount - Assets		0
Carrying amount - liabilities		0
Changes in fair value used for calculating hedge ineffectiveness		1
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount			44
Carrying amount - Assets			0
Carrying amount - liabilities			1
Changes in fair value used for calculating hedge ineffectiveness			0
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	157,796	149,756	160,397
Carrying amount - Assets	2,575	2,730	2,034
Carrying amount - liabilities	2,889	3,767	2,157
Changes in fair value used for calculating hedge ineffectiveness	1,828	(519)	(1,703)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	97,780	81,626	99,648
Carrying amount - Assets	913	137	156
Carrying amount - liabilities	1,246	1,325	420
Changes in fair value used for calculating hedge ineffectiveness	2,181	(2,461)	(526)
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	37,864	55,886	69,471
Carrying amount - Assets	403	59	70
Carrying amount - liabilities	948	1,494	155
Changes in fair value used for calculating hedge ineffectiveness	1,188	(1,439)	(212)
Cash flow hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	53,705	20,784	16,846
Carrying amount - Assets	469	49	20
Carrying amount - liabilities	266	(184)	182
Changes in fair value used for calculating hedge ineffectiveness	1,000	(1,151)	(409)
Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	3,020	2,027	7,652
Carrying amount - Assets	0	0	0
Carrying amount - liabilities	0	0	0
Changes in fair value used for calculating hedge ineffectiveness	6	51	(155)
Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	34,823	34,973	27,343
Carrying amount - Assets	1,001	1,358	396
Carrying amount - liabilities	663	746	657
Changes in fair value used for calculating hedge ineffectiveness	(498)	1,760	(112)
Cash flow hedges | Currency risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	11,160	10,754	8,381
Carrying amount - Assets	502	267	280
Carrying amount - liabilities	241	172	42
Changes in fair value used for calculating hedge ineffectiveness	43	773	26
Cash flow hedges | Currency risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	20,043	20,005	15,004
Carrying amount - Assets	446	951	100
Carrying amount - liabilities	397	455	606
Changes in fair value used for calculating hedge ineffectiveness	(537)	982	(133)
Cash flow hedges | Interest Rate And Exchange Rate Risk
Disclosure of detailed information about hedged items [line items]
Notional amount	12,217	16,175	21,609
Carrying amount - Assets	484	1,046	1,425
Carrying amount - liabilities	74	292	400
Changes in fair value used for calculating hedge ineffectiveness	(98)	(80)	(815)
Cash flow hedges | Interest Rate And Exchange Rate Risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	2,847	3,361	3,604
Carrying amount - Assets	0	0	95
Carrying amount - liabilities	(45)	161	2
Changes in fair value used for calculating hedge ineffectiveness	227	(333)	(112)
Cash flow hedges | Interest Rate And Exchange Rate Risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	9,370	12,814	17,005
Carrying amount - Assets	484	1,046	1,330
Carrying amount - liabilities	119	131	393
Changes in fair value used for calculating hedge ineffectiveness	(325)	249	(702)
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	12,908	16,924	11,741
Carrying amount - Assets	155	180	52
Carrying amount - liabilities	906	1,403	679
Changes in fair value used for calculating hedge ineffectiveness	234	261	(247)
Cash flow hedges | Inflation risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	12,495	14,096	10,503
Carrying amount - Assets	153	179	51
Carrying amount - liabilities	906	1,364	678
Changes in fair value used for calculating hedge ineffectiveness	240	241	(232)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	68	58	56
Carrying amount - Assets	22	9	5
Carrying amount - liabilities	0	1	1
Changes in fair value used for calculating hedge ineffectiveness	9	0	(3)
Cash flow hedges | Equity risk | Option
Disclosure of detailed information about hedged items [line items]
Notional amount	68	58
Carrying amount - Assets	22	9
Carrying amount - liabilities	0	1
Changes in fair value used for calculating hedge ineffectiveness	9	0
Hedges of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	18,706	22,614	25,594
Carrying amount - Assets	61	244	199
Carrying amount - liabilities	536	831	650
Changes in fair value used for calculating hedge ineffectiveness	(1,888)	(2,467)	(1,159)
Hedges of net investments in foreign operations | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	18,706	22,614	25,594
Carrying amount - Assets	61	244	199
Carrying amount - liabilities	536	831	650
Changes in fair value used for calculating hedge ineffectiveness	(1,888)	(2,467)	(1,159)
Hedges of net investments in foreign operations | Currency risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	18,706	22,614	25,594
Carrying amount - Assets	61	244	199
Carrying amount - liabilities	536	831	650
Changes in fair value used for calculating hedge ineffectiveness	€ (1,888)	€ (2,467)	€ (1,159)